Share-based payments - Schedule of Number and Weighted Average Remaining Contractual Life of Outstanding Other Equity Instruments (Details)	Jun. 30, 2024 shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	5,057,478
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	557,367
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	151,251
OSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of share options outstanding (in shares)	3,524,940
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	823,920